Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 543,896	$ 543,896
Accumulated depreciation	(471,238)	(471,238)
Property, plant and equipment, Net	72,658	72,658
Administrative expense		61,880	$ 233,659
Equipment [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	104,294	104,294
Leasehold improvement [Member]
Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 439,602	$ 439,602